Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.35568%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.20600%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,116,671.12

Principal:
Principal Collections	$17,520,506.33
Prepayments in Full	$9,478,975.49
Liquidation Proceeds	$228,829.14
Recoveries	$212,020.82
Sub Total	$27,440,331.78
Collections	$28,557,002.90

Purchase Amounts:
Purchase Amounts Related to Principal	$611,786.93
Purchase Amounts Related to Interest	$2,221.77
Sub Total	$614,008.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,171,011.60

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	35
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,171,011.60
Servicing Fee	$323,987.54	$323,987.54	$0.00	$0.00	$28,847,024.06
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,847,024.06
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$28,847,024.06
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$28,847,024.06
Interest - Class A-3 Notes	$294,226.62	$294,226.62	$0.00	$0.00	$28,552,797.44
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$28,210,016.44
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,210,016.44
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$28,081,749.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,081,749.77
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$27,992,273.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,992,273.10
Regular Principal Payment	$25,669,482.30	$25,669,482.30	$0.00	$0.00	$2,322,790.80
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,322,790.80
Residual Released to Depositor	$0.00	$2,322,790.80	$0.00	$0.00	$0.00
Total		$29,171,011.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,669,482.30
Total					$25,669,482.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,669,482.30	$46.90	$294,226.62	$0.54	$25,963,708.92	$47.44
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$25,669,482.30	$16.26	$854,750.96	$0.54	$26,524,233.26	$16.80

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$116,525,393.13	0.2129057	$90,855,910.83	0.1660045
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$325,635,393.13	0.2062485	$299,965,910.83	0.1899901

Pool Information
Weighted Average APR	3.322%	3.318%
Weighted Average Remaining Term	28.79	28.01
Number of Receivables Outstanding	29,369	28,092
Pool Balance	$388,785,053.92	$360,663,230.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$359,097,115.51	$333,005,805.86
Pool Factor	0.2249914	0.2087172

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$27,657,424.95
Targeted Overcollateralization Amount	$60,697,319.98
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,697,319.98

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		108	$281,725.22
(Recoveries)		146	$212,020.82
Net Loss for Current Collection Period			$69,704.40
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2151%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4363%
Second Prior Collection Period			0.3210%
Prior Collection Period			-0.0895%
Current Collection Period			0.2232%
Four Month Average (Current and Prior Three Collection Periods)			0.2228%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,665	$14,137,552.75
(Cumulative Recoveries)			$2,935,974.72
Cumulative Net Loss for All Collection Periods			$11,201,578.03
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6482%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,857.45
Average Net Loss for Receivables that have experienced a Realized Loss			$3,056.37

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.03%	212	$3,724,097.53
61-90 Days Delinquent	0.13%	22	$467,766.93
91-120 Days Delinquent	0.01%	4	$47,640.67
Over 120 Days Delinquent	0.17%	34	$619,551.99
Total Delinquent Receivables	1.35%	272	$4,859,057.12

Repossession Inventory:
Repossessed in the Current Collection Period		13	$261,198.45
Total Repossessed Inventory		19	$350,555.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2417%
Prior Collection Period			0.2724%
Current Collection Period			0.2136%
Three Month Average			0.2426%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3147%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	35

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	67	$1,288,526.44
2 Months Extended	101	$1,880,147.77
3+ Months Extended	15	$222,130.55

Total Receivables Extended	183	$3,390,804.76

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer